UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21181

Name of Fund: BlackRock Municipal 2020 Term Trust (BKK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal 2020 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2012

Date of reporting period: 07/31/2011

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2011 (Unaudited)	BlackRock Municipal 2020 Term Trust (BKK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.4%
Courtland IDB Alabama, Refunding RB, International Paper Co. Projects, Series A, 4.75%, 5/01/17	$1,165	$1,174,530
Alaska — 1.1%
City of Valdez AK, RB, Refunding BP Pipelines Project Series B, 5.00%, 1/01/21	3,200	3,504,320
Arizona — 3.7%
Phoenix Civic Improvement Corp., RB, Junior Lien, Series A:
5.00%, 7/01/20	1,300	1,449,357
5.00%, 7/01/21	5,585	6,365,169
Pima County IDA, Refunding RB, Tucson Electric Power Co., San Juan, Series A, 4.95%, 10/01/20	1,015	1,008,950
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/18	1,500	1,540,770
5.25%, 12/01/20	1,000	1,009,700
		11,373,946
California — 21.9%
California Health Facilities Financing Authority, Refunding RB, Sutter Health, Series B, 5.00%, 8/15/22	815	884,251
California State Department of Water Resources, Refunding RB, Series L, 5.00%, 5/01/20	10,000	11,762,800
California Statewide Communities Development Authority, RB, John Muir Health, Series A, 5.00%, 8/15/22	5,000	5,155,500
Foothill Eastern Transportation Corridor Agency California, Refunding RB, CAB (a):
5.96%, 1/15/21	12,500	7,089,375
5.87%, 1/15/22	10,000	5,180,900
Golden State Tobacco Securitization Corp. California, RB (b):
ARS, Asset-Backed, Series A- 3, 7.88%, 6/01/13	975	1,106,020
ARS, Asset-Backed, Series A- 5, 7.88%, 6/01/13	1,470	1,667,539
Series 2003-A-1, 6.63%, 6/01/13	3,000	3,339,600

Municipal Bonds	Par (000)	Value
California (concluded)
Golden State Tobacco Securitization Corp. California, RB (b) (concluded)
Series 2003-A-1, 6.75%, 6/01/13	$12,010	$13,397,035
Los Angeles Unified School District California, GO, Series I, 5.00%, 7/01/20	3,750	4,296,600
Riverside County Asset Leasing Corp. California, RB, Riverside County Hospital Project (NPFGC), 5.76%, 6/01/25 (a)	6,865	2,707,281
San Manuel Entertainment Authority, Series 04-C, 4.50%, 12/01/16 (c)	4,000	4,007,560
State of California, GO, Various Purpose, 5.00%, 11/01/22	7,050	7,351,810
		67,946,271
Colorado — 1.7%
E-470 Public Highway Authority Colorado, RB, CAB, Senior Series B (NPFGC), 5.54%, 9/01/22 (a)	4,500	2,265,165
Park Creek Metropolitan District Colorado, Refunding RB, Senior, Limited Tax, Property Tax, 5.25%, 12/01/25	3,000	2,943,510
		5,208,675
District Of Columbia — 5.4%
District of Columbia, Refunding RB:
Friendship Public Charter School, Inc. (ACA), 5.75%, 6/01/18	2,680	2,684,610
Friendship Public Charter School, Inc. (ACA), 5.00%, 6/01/23	3,320	2,925,352
Howard University, Series A, 5.25%, 10/01/20	1,535	1,613,561
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.50%, 5/15/33	4,215	4,303,599
Metropolitan Washington Airports Authority, Refunding RB, Series C-2, AMT (AGM), 5.00%, 10/01/24	5,000	5,125,950
		16,653,072

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARS	Auction Rate Securities
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
TE	Tax Exempt

BLACKROCK MUNICIPAL 2020 TERM TRUST	JULY 31, 2011	1

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida — 7.6%
Bellalago Educational Facilities Benefit District, Special Assessment Bonds, Series A, 5.85%, 5/01/22	$3,715	$3,563,020
Broward County School Board Florida, COP, Series A (AGM), 5.25%, 7/01/22	1,250	1,335,825
City of Jacksonville Florida, RB, Better Jacksonville, 5.00%, 10/01/22	5,160	5,684,101
Habitat Community Development District, Special Assessment Bonds, 5.80%, 5/01/25	1,910	1,816,047
Miami Beach Health Facilities Authority, RB, Mount Sinai Medical Center of Florida, 6.75%, 11/15/21	2,325	2,390,821
Middle Village Community Development District, Special Assessment Bonds, Series A, 5.80%, 5/01/22	3,525	3,364,577
Pine Island Community Development District, RB, 5.30%, 11/01/10 (d)(e)	250	126,675
Stevens Plantation Community Development District, Special Assessment Bonds, Series B, 6.38%, 5/01/13	3,530	3,186,884
Village Community Development District No. 5 Florida, Special Assessment Bonds, Series A, 6.00%, 5/01/22	2,185	2,215,153
		23,683,103
Georgia — 0.8%
Richmond County Development Authority, RB, Environment, Series A, AMT, 5.75%, 11/01/27	2,350	2,355,899
Illinois — 15.9%
City of Chicago Illinois, RB, General Airport, Third Lien, Series A (AMBAC):
5.00%, 1/01/21	5,000	5,283,700
5.00%, 1/01/22	7,000	7,306,880
Illinois Finance Authority, RB:
Depaul University, Series C, 5.25%, 10/01/24	5,000	5,155,600
MJH Education Assistance IV LLC, Sub-Series A, 5.50%, 6/01/19 (d)(e)	3,250	1,782,690
MJH Education Assistance IV LLC, Sub-Series B, 5.00%, 6/01/24 (d)(e)	1,075	215,043
Northwestern University, 5.00%, 12/01/21	4,800	5,187,264
Illinois State Toll Highway Authority, RB, Senior Priority, Series A (AGM), 5.00%, 1/01/19	2,250	2,422,193
Lake Cook-Dane & McHenry Counties Community Unit School District 220 Illinois, GO, Refunding (AGM), 5.25%, 12/01/20	1,000	1,200,160
Metropolitan Pier & Exposition Authority Illinois, Refunding RB, CAB, McCormick, Series A (NPFGC), 5.44%, 6/15/22 (a)	13,455	7,903,063

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Railsplitter Tobacco Settlement Authority, RB, 5.25%, 6/01/20	$10,000	$10,586,200
State of Illinois, RB, Build Illinois, Series B, 5.00%, 6/15/20	2,000	2,240,720
		49,283,513
Indiana — 4.7%
City of Vincennes Indiana, Refunding RB, Southwest Indiana Regional Youth Village, 6.25%, 1/01/24	4,220	3,680,937
Indianapolis Airport Authority, Refunding RB, Special Facilities, FedEx Corp. Project, AMT, 5.10%, 1/15/17	10,000	10,976,500
		14,657,437
Kansas — 2.2%
Kansas Development Finance Authority, Refunding RB, Adventist Health, 5.25%, 11/15/20	2,500	2,864,750
Wyandotte County-Kansas City Unified Government, RB, Kansas International Speedway (NPFGC), 5.20%, 12/01/20 (a)	6,440	3,980,049
		6,844,799
Kentucky — 0.7%
Kentucky Housing Corp., RB, Series C, AMT, 4.63%, 7/01/22	2,000	2,015,260
Louisiana — 0.6%
Parish of DeSoto Louisiana, RB, Series A, AMT, 5.85%, 11/01/27	2,000	2,015,300
Maryland — 2.9%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.13%, 6/01/20	1,250	1,262,475
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Charlestown Community, 5.50%, 1/01/21	1,335	1,438,676
MedStar Health, 5.38%, 8/15/24	5,500	5,623,585
University of Maryland Medical System, 5.00%, 7/01/19	670	742,414
		9,067,150
Massachusetts — 1.6%
Massachusetts Development Finance Agency, RB, Waste Management, Inc. Project, AMT, 5.45%, 6/01/14	4,500	4,874,355
Massachusetts State Water Pollution Abatement, Refunding RB, MWRA Program, Sub-Series A, 6.00%, 8/01/23	140	140,561
		5,014,916
Michigan — 3.0%
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.00%, 5/15/20	1,735	1,889,050

BLACKROCK MUNICIPAL 2020 TERM TRUST	JULY 31, 2011	2

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (concluded)
Lansing Board of Water & Light, RB, Series A, 3.50%, 7/01/20	$1,000	$1,025,450
Michigan State Building Authority, RB, Refunding Facilities Program Series A:
4.00%, 10/15/20	1,205	1,223,991
5.00%, 10/15/20	325	355,186
Michigan State Hospital Finance Authority, Refunding RB, Hospital, Sparrow Obligated, 4.50%, 11/15/26	1,500	1,393,050
State of Michigan, Refunding RB:
5.00%, 11/01/20	1,000	1,130,410
5.00%, 11/01/21	2,000	2,235,880
		9,253,017
Minnesota — 0.4%
Minnesota Higher Education Facilities Authority, RB, University of St. Thomas, Series 5-Y, 5.00%, 10/01/24	1,250	1,291,338
Mississippi — 1.0%
County of Warren Mississippi, RB, Series A, AMT, 5.85%, 11/01/27	3,000	3,013,800
Missouri — 3.6%
Missouri Development Finance Board, RB, Branson Landing Project, Series A, 5.50%, 12/01/24	5,000	5,171,950
Missouri State Health & Educational Facilities Authority, Refunding RB, BJC Health System, Series A, 5.00%, 5/15/20	5,500	5,844,795
		11,016,745
Multi-State — 6.1%
Centerline Equity Issuer Trust (c)(f):
5.75%, 5/15/15	1,000	1,075,740
6.00%, 5/15/15	4,000	4,348,920
6.00%, 5/15/19	2,500	2,728,850
6.30%, 5/15/19	2,500	2,738,175
MuniMae TE Bond Subsidiary LLC (c)(f)(g):
5.40%	5,000	3,400,350
5.80%	5,000	3,400,350
Series D, 5.90%	2,000	1,140,140
		18,832,525
Nevada — 2.0%
City of Henderson Nevada, Special Assessment Bonds, District No. T-18, 5.15%, 9/01/21	1,755	986,994
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/20	5,000	5,289,650
		6,276,644

Municipal Bonds	Par (000)	Value
New Hampshire — 4.8%
New Hampshire Business Finance Authority, Refunding RB, Public Service Co. of New Hampshire Project, Series B, AMT (NPFGC), 4.75%, 5/01/21	$10,000	$10,109,300
New Hampshire Health & Education Facilities Authority, Refunding RB, Elliot Hospital, Series B, 5.60%, 10/01/22	4,500	4,676,445
		14,785,745
New Jersey — 12.5%
Middlesex County Improvement Authority, RB, Street Student Housing Project, Series A, 5.00%, 8/15/23	1,000	1,012,920
New Jersey EDA, RB:
Cigarette Tax, 5.50%, 6/15/24	10,000	9,836,400
Continental Airlines, Inc. Project, AMT, 7.00%, 11/15/30 (h)	5,000	5,002,550
Continental Airlines, Inc. Project, AMT, 9.00% 6/01/33 (h)	1,500	1,551,330
Kapkowski Road Landfill Project, Series 1998B, AMT, 6.50%, 4/01/31	7,500	7,338,075
New Jersey EDA, Refunding RB:
First Mortgage, Winchester, Series A, 4.80%, 11/01/13	765	784,729
School Facilities, Series GG, 5.00%, 9/01/22	2,000	2,147,540
New Jersey Educational Facilities Authority, Refunding RB, University of Medicine & Dentistry, Series B, 6.25%, 12/01/18	2,500	2,927,150
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AtlantiCare Regional Medical Center, 5.00%, 7/01/20	2,110	2,266,225
Capital Health System Obligation Group, Series A, 5.75%, 7/01/13 (b)	4,000	4,368,040
Newark Housing Authority, RB, South Ward Police Facility (AGC), 5.00%, 12/01/21	1,250	1,358,150
		38,593,109
New York — 8.0%
New York City Industrial Development Agency, RB, American Airlines, Inc., JFK International Airport, AMT (h):
7.63%, 8/01/25	3,885	3,998,637
7.75%, 8/01/31	5,000	5,158,450
New York State Energy Research & Development Authority, Refunding RB, Brooklyn Union Gas/Keyspan, Series A, AMT (FGIC), 4.70%, 2/01/24	8,500	8,632,685

BLACKROCK MUNICIPAL 2020 TERM TRUST	JULY 31, 2011	3

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Port Authority of New York & New Jersey, RB, JFK International Air Terminal, 5.00%, 12/01/20	$1,525	$1,524,893
Tobacco Settlement Financing Corp. New York, RB, Asset-Backed, Series B-1C, 5.50%, 6/01/20	5,000	5,346,200
		24,660,865
North Carolina — 2.4%
North Carolina Eastern Municipal Power Agency, Refunding RB, Series B, 5.00%, 1/01/21	1,550	1,696,537
North Carolina Municipal Power Agency No. 1, Refunding RB, Series B, 5.00%, 1/01/20	5,000	5,687,400
		7,383,937
Ohio — 6.5%
American Municipal Power-Ohio, Inc., RB, Prairie State Energy Campus Project, Series A, 5.25%, 2/15/23	5,000	5,383,500
County of Cuyahoga Ohio, Refunding RB, Series A:
6.00%, 1/01/19	3,000	3,206,010
6.00%, 1/01/20	10,000	10,648,800
Pinnacle Community Infrastructure Financing Authority, RB, Facilities, Series A, 6.00%, 12/01/22	916	813,472
		20,051,782
Oklahoma — 1.1%
Tulsa Airports Improvement Trust, RB, Series A, Mandatory Put Bonds, AMT, 7.75%, 6/01/35 (h)	3,350	3,461,890
Pennsylvania — 7.6%
Lancaster County Hospital Authority, RB, General Hospital Project, 5.75%, 9/15/13 (b)	7,500	8,289,525
Montgomery County IDA Pennsylvania, MRB, Whitemarsh Continuing Care, 6.00%, 2/01/21	1,275	1,165,235
Pennsylvania Higher Educational Facilities Authority, RB, LaSalle University, 5.50%, 5/01/26	6,680	6,765,170
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Drexel University, Series A, 5.00%, 5/01/20	1,575	1,739,257
Pennsylvania Turnpike Commission, RB, Sub-Series A (AGC), 5.00%, 6/01/22	1,000	1,086,790
Pennsylvania Turnpike Commission, Refunding RB, Series A, 5.00%, 12/01/20	4,000	4,591,040
		23,637,017
Puerto Rico — 4.3%
Commonwealth of Puerto Rico, GO, Public Improvement, Series B, 5.25%, 7/01/17	3,300	3,580,071

Municipal Bonds	Par (000)	Value
Puerto Rico (concluded)
Puerto Rico Electric Power Authority, RB, Series NN, 5.13%, 7/01/13 (b)	$9,000	$9,829,890
		13,409,961
South Carolina — 0.7%
South Carolina State Ports Authority, RB, 5.00%, 7/01/20	2,000	2,217,640
Texas — 7.6%
Central Texas Regional Mobility Authority, RB, Senior Lien:
5.75%, 1/01/19	800	879,408
5.75%, 1/01/20	1,140	1,238,097
City of Dallas Texas, Refunding RB (AGC), 5.00%, 8/15/21	2,500	2,695,800
City of Houston TX, RB, Refunding, Sub Lien, Series B, 5.00%, 7/01/20	250	279,128
North Texas Tollway Authority, RB, Series C:
5.25%, 1/01/20	1,000	1,112,110
5.38%, 1/01/21	5,000	5,535,650
Port Corpus Christi Industrial Development Corp. Texas, Refunding RB, Valero, Series C, 5.40%, 4/01/18	2,985	2,985,149
Texas State Turnpike Authority, RB, CAB, First Tier, Series A (AMBAC) (a):
5.39%, 8/15/21	7,990	4,784,092
5.54%, 8/15/24	8,450	4,056,845
		23,566,279
U.S. Virgin Islands — 0.5%
Virgin Islands Public Finance Authority, RB, Senior Lien, Matching Fund Loan Note, Series A, 5.25%, 10/01/17	1,000	1,064,440
Virgin Islands Public Finance Authority, Refunding RB, Senior Secured, Hovensa Coker Project, AMT, 6.50%, 7/01/21	500	493,830
		1,558,270
Virginia — 7.7%
Celebrate North Community Development Authority, Special Assessment Bonds, Celebrate Virginia North Project, Series B, 6.60%, 3/01/25	4,778	3,632,140
Charles City County EDA, RB, Waste Management Inc. Project, Mandatory Put Bonds, AMT, 5.13%, 8/01/27 (h)	10,000	10,722,000
Mecklenburg County IDA Virginia, Refunding RB, Exempt Facility, UAE LP Project, AMT, 6.50%, 10/15/17	7,500	7,512,825
Russell County IDA, Refunding RB, Appalachian Power, Series K, 4.63%, 11/01/21	2,000	2,098,200
		23,965,165

BLACKROCK MUNICIPAL 2020 TERM TRUST	JULY 31, 2011	4

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Washington — 0.1%
Washington Health Care Facilities Authority, RB, Providence Health & Services, Series B, 5.00%, 10/01/20	$250	$284,875
Wisconsin — 2.9%
State of Wisconsin, Refunding RB, Series A, 5.25%, 5/01/20	1,000	1,163,400
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Froedtert & Community Health, Inc., 5.00%, 4/01/20	1,515	1,676,347
Wheaton Franciscan Services, Series A, 5.50%, 8/15/17	2,880	2,978,122
Wheaton Franciscan Services, Series A, 5.50%, 8/15/18	3,190	3,278,618
		9,096,487
Total Municipal Bonds –154.0%		477,155,282

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (i)
Illinois — 1.8%
City of Chicago Illinois, Refunding RB, Second Lien (AGM), 5.00%, 11/01/20	5,000	5,554,800
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 1.8%		5,554,800
Total Long-Term Investments (Cost – $474,739,253) – 155.8%		482,710,082

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.01% (j)(k)	888,998	888,998
Total Short-Term Securities (Cost – $888,998) – 0.3%		888,998
Total Investments (Cost – $475,628,251*) – 156.1%		483,599,080
Other Assets Less Liabilities – 1.2%		3,763,777
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (1.2)%		(3,751,635)
AMPS at Redemption Value - (56.1)%		(173,853,017)
Net Assets Applicable to Common Shares – 100.0%		$309,758,205

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2011, as computed for federal income tax purposes, were as follows:

	Aggregate cost	$471,326,873
	Gross unrealized appreciation	$20,371,725
	Gross unrealized depreciation	(11,849,518)
	Net unrealized appreciation	$8,522,207

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Non-income producing security.

(f)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(g)	Security is perpetual in nature and has no stated maturity date.

(h)	Variable rate security. Rate shown is as of report date.

(i)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(j)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Affiliate	Shares Held at April 30, 2011	Net Activity	Shares Held at July 31, 2011	Income
	FFI Institutional Tax-Exempt Fund	3,220,721	(2,331,723)	888,998	$764

(k)	Represents the current yield as of report date.

BLACKROCK MUNICIPAL 2020 TERM TRUST	JULY 31, 2011	5

Schedule of Investments (concluded)	BlackRock Municipal 2020 Term Trust (BKK)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of July 31, 2011 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$482,710,082	—	$482,710,082
Short-Term Securities	$888,998	—		888,998
Total	$888,998	$482,710,082	—	$483,599,080

[1]	See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK MUNICIPAL 2020 TERM TRUST	JULY 31, 2011	6

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal 2020 Term Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal 2020 Term Trust

Date: September 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal 2020 Term Trust

Date: September 26, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal 2020 Term Trust

Date: September 26, 2011